Segment Information	12 Months Ended
May 31, 2016
Segment Reporting [Abstract]
Segment Information

NOTE O — SEGMENT INFORMATION

As previously disclosed, during July 2015, our Board of Directors approved the realignment of certain businesses and management structure to recognize how we allocate resources and analyze the operating performance of our operating segments.  During August 2015, we made the determination to combine our former RPM2-Industrial operating segment and our former SPHC operating segment into a single operating segment, called the “Specialty Products Group,” which is discussed in further detail below. Information for all periods presented has been recast to reflect this change.

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives. We manage our portfolio by organizing our businesses and product lines into three reportable segments: the industrial reportable segment, the specialty reportable segment and the consumer reportable segment. Within each reportable segment, we aggregate operating segments or product lines that consist of individual companies or groups of companies and product lines, which generally address common markets, share similar economic characteristics, utilize similar technologies and can share manufacturing or distribution capabilities. Our seven operating segments represent components of our business for which separate financial information is available that is utilized on a regular basis by our chief operating decision maker in determining how to allocate the assets of the company and evaluate performance. These seven operating segments are each managed by an operating segment manager, who is responsible for the day-to-day operating decisions and performance evaluation of the operating segment’s underlying businesses. We evaluate the profit performance of our segments primarily based on income before income taxes, but also look to earnings (loss) before interest and taxes (“EBIT”) as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations.

Our industrial reportable segment products are sold throughout North America and also account for the majority of our international sales. Our industrial product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The industrial reportable segment comprises three separate operating segments — Tremco Group, tremco illbruck Group and Performance Coatings Group. Products and services within this reportable segment include construction chemicals, roofing systems, weatherproofing and other sealants, and polymer flooring.

Our specialty reportable segment products are sold throughout North America and a few international locations, primarily in Europe. Our specialty product lines are sold directly to contractors, distributors and end-users, such as industrial manufacturing facilities, public institutions and other commercial customers. The specialty reportable segment is a single operating segment, which offers products that include industrial cleaners, restoration services equipment, colorants, exterior finishes, edible coatings and specialty glazes for pharmaceutical and food industries, and other specialty OEM coatings.  As discussed in Note A(2), this segment includes the SPHC businesses, which were reconsolidated as of January 1, 2015.

Our consumer reportable segment manufactures and markets professional use and do-it-yourself (“DIY”) products for a variety of mainly consumer applications, including home improvement and personal leisure activities. Our consumer segment’s major manufacturing and distribution operations are located primarily in North America, along with a few locations in Europe and other parts of the world. Our consumer reportable segment products are primarily sold directly to mass merchandisers, home improvement centers, hardware stores, paint stores, craft shops, cosmetic companies and through distributors. This reportable segment comprises three operating segments — Rust-Oleum Group, DAP Group and SPG-Consumer Group. Products within this reportable segment include specialty, hobby and professional paints; nail care enamels; caulks; adhesives; silicone sealants and wood stains.  Sales to the Home Depot represented less than 10% of our consolidated net sales for fiscal 2016, 10% and 11% of our consolidated net sales for fiscal 2015 and 2014, respectively, and 28%, 29% and 29% of our consumer segment net sales for fiscal 2016, 2015 and 2014, respectively.

In addition to our three reportable segments, there is a category of certain business activities and expenses, referred to as corporate/other, that does not constitute an operating segment. This category includes our corporate headquarters and related administrative expenses, results of our captive insurance companies, gains or losses on the sales of certain assets and other expenses not directly associated with any reportable segment. Assets related to the corporate/other category consist primarily of investments, prepaid expenses and headquarters’ property and equipment. These corporate and other assets and expenses reconcile reportable segment data to total consolidated income before income taxes, interest expense and earnings before interest and taxes; as well as identifiable assets, capital expenditures and depreciation and amortization.

We reflect income from our joint ventures on the equity method, and receive royalties from our licensees.

The following tables reflect the results of our reportable segments consistent with our management philosophy, and represent the information we utilize, in conjunction with various strategic, operational and other financial performance criteria, in evaluating the performance of our portfolio of businesses.  Information for all periods presented has been recast to reflect the current-year change in reportable segments.

Year Ended May 31,	2016	2015	2014
(In thousands)
Net Sales
Industrial	$2,444,120	$2,533,476	$2,464,266
Specialty	732,091	457,245	305,391
Consumer	1,637,438	1,603,829	1,606,696
Total	$4,813,649	$4,594,550	$4,376,353
Income (Loss) Before Income Taxes
Industrial
Income Before Income Taxes (a)	$252,781	$246,997	$234,123
Interest (Expense), Net (b)	(5,987)	(8,190)	(10,482)
EBIT (c)	$258,768	$255,187	$244,605
Specialty
Income Before Income Taxes (a)	$111,945	$68,340	$61,628
Interest (Expense), Net (b)	730	534	255
EBIT (c)	$111,215	$67,806	$61,373
Consumer
Income Before Income Taxes (a)	$268,218	$274,001	$251,229
Interest (Expense), Net (b)	40	34	122
EBIT (c)	$268,178	$273,967	$251,107
Corporate/Other
(Expense) Before Income Taxes (a)	$(149,478)	$(136,085)	$(122,493)
Interest (Expense), Net (b)	(76,101)	(61,416)	(55,131)
EBIT (c)	$(73,377)	$(74,669)	$(67,362)
Consolidated
Income Before Income Taxes (a)	$483,466	$453,253	$424,487
Interest (Expense), Net (b)	(81,318)	(69,038)	(65,236)
EBIT (c)	$564,784	$522,291	$489,723
Identifiable Assets
Industrial	$2,165,920	$2,105,364	$2,222,704
Specialty	794,899	798,893	284,553
Consumer	1,734,600	1,626,097	1,648,272
Corporate/Other	80,622	163,886	222,836
Total	$4,776,041	$4,694,240	$4,378,365
Capital Expenditures
Industrial	$76,761	$46,150	$50,039
Specialty	11,479	7,823	4,517
Consumer	27,269	29,354	35,391
Corporate/Other	1,674	2,036	3,845
Total	$117,183	$85,363	$93,792
Depreciation and Amortization
Industrial	$46,570	$47,235	$48,046
Specialty	26,773	13,596	5,624
Consumer	31,445	32,153	31,378
Corporate/Other	6,251	6,192	5,021
Total	$111,039	$99,176	$90,069

(a)	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
(b)	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
(c)

EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations. We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, income before taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.

Year Ended May 31,	2016	2015	2014
(In thousands)
Net Sales (based on shipping location) (a)
United States	$3,155,810	$2,856,723	$2,581,208
Foreign
Canada	310,817	337,869	342,312
Europe	928,519	941,820	1,031,686
Other Foreign	418,503	458,138	421,147
Total Foreign	1,657,839	1,737,827	1,795,145
Total	$4,813,649	$4,594,550	$4,376,353
Long-Lived Assets (b)
United States	$1,764,090	$1,704,468	$1,374,340
Foreign
Canada	111,524	114,717	125,401
Europe	271,796	293,685	340,146
United Kingdom	257,935	273,118	259,829
Other Foreign	212,583	202,721	208,411
Total Foreign	853,838	884,241	933,787
Total	$2,617,928	$2,588,709	$2,308,127

(a)	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
(b)	Long-lived assets include all non-current assets, excluding non-current deferred income taxes.